Derivatives and hedging activities (Tables)	12 Months Ended
Dec. 31, 2021
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2021	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	1,736.0	0.9	0.9	0.0	0.0	0.0
Swaps	8,810.0	36.8	33.0	131.4	0.4	0.2
Options bought and sold (OTC)	779.0	11.5	10.9	0.0	0.0	0.0
Futures	144.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	71.6	0.1	0.0	0.0	0.0	0.0
Interest rate products	11,541.1	49.3	44.8	131.4	0.4	0.2
Forwards	1,052.9	7.6	8.2	21.1	0.1	0.1
Swaps	345.3	11.3	12.4	0.0	0.0	0.0
Options bought and sold (OTC)	174.9	2.0	2.2	0.0	0.0	0.0
Futures	10.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.6	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,585.0	20.9	22.8	21.1	0.1	0.1
Forwards	0.9	0.1	0.0	0.0	0.0	0.0
Swaps	94.7	1.4	2.6	0.0	0.0	0.0
Options bought and sold (OTC)	243.9	11.1	12.5	0.0	0.0	0.0
Futures	46.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	535.8	22.9	21.5	0.0	0.0	0.0
Equity/index-related products	921.6	35.5	36.6	0.0	0.0	0.0
Credit derivatives [2]	506.8	5.0	6.3	0.0	0.0	0.0
Forwards	9.9	0.2	0.1	0.0	0.0	0.0
Swaps	12.0	1.1	0.4	0.0	0.0	0.0
Options bought and sold (OTC)	11.1	0.2	0.1	0.0	0.0	0.0
Futures	11.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	9.2	0.1	0.1	0.0	0.0	0.0
Other products [3]	53.3	1.6	0.7	0.0	0.0	0.0
Total derivative instruments	14,607.8	112.3	111.2	152.5	0.5	0.3
The notional amount, PRV and NRV (trading and hedging) was CHF 14,760.3 billion, CHF 112.8 billion and CHF 111.5 billion, respectively, as of December 31, 2021.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading				Hedging			[1]
end of 2020	Notional amount		Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	5,221.5		2.7	2.8	0.0	0.0	0.0
Swaps	8,087.8		53.5	50.2	126.1	0.9	0.1
Options bought and sold (OTC)	968.6		18.2	18.0	0.0	0.0	0.0
Futures	186.5		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	90.9		0.5	0.6	0.0	0.0	0.0
Interest rate products	14,555.3	[2]	74.9	71.6	126.1	0.9	0.1
Forwards	928.4		10.1	11.8	13.9	0.1	0.1
Swaps	345.8		10.9	13.4	0.0	0.0	0.0
Options bought and sold (OTC)	185.9		3.4	3.7	0.0	0.0	0.0
Futures	8.8		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.0		0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,469.9	[2]	24.4	28.9	13.9	0.1	0.1
Forwards	1.0		0.0	0.3	0.0	0.0	0.0
Swaps	167.6		4.3	8.8	0.0	0.0	0.0
Options bought and sold (OTC)	218.3		14.9	10.0	0.0	0.0	0.0
Futures	23.5		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	454.0		20.0	20.7	0.0	0.0	0.0
Equity/index-related products	864.4		39.2	39.8	0.0	0.0	0.0
Credit derivatives [3]	467.8		4.9	6.0	0.0	0.0	0.0
Forwards	12.2		0.3	0.2	0.0	0.0	0.0
Swaps	9.8		1.1	0.5	0.0	0.0	0.0
Options bought and sold (OTC)	14.8		0.3	0.2	0.0	0.0	0.0
Futures	4.2		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	11.6		0.1	0.1	0.0	0.0	0.0
Other products [4]	52.6		1.8	1.0	0.0	0.0	0.0
Total derivative instruments	17,410.0	[2]	145.2	147.3	140.0	1.0	0.2
The notional amount, PRV and NRV (trading and hedging) was CHF 17,550.0 billion, CHF 146.2 billion and CHF 147.5 billion, respectively, as of December 31, 2020.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Prior period has been revised.
3 Primarily credit default swaps.
4 Primarily precious metals, commodity and energy products.

Fair value hedges
Gains or (losses) on fair value hedges
in	2021	2020	2019
Interest rate products (CHF million)
Hedged items [1]	1,673	(1,679)	(1,721)
Derivatives designated as hedging instruments [1]	(1,597)	1,564	1,550
The accrued interest on fair value hedges is recorded in net interest income and is excluded from this table.
1 Included in net interest income.
Hedged items in fair value hedges
	2021					2020
	Hedged items					Hedged items
end of	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]
Assets (CHF billion)
Investment securities	0.8	0.0		0.0		0.4	0.0		0.0
Net loans	16.6	(0.2)		0.2		20.5	0.2		0.5
Liabilities (CHF billion)
Long-term debt	69.4	(0.2)		0.8		65.8	1.9		0.8
1 Relates to the cumulative amount of fair value hedging adjustments included in the carrying amount.
2 Relates to the cumulative amount of fair value hedging adjustments remaining for any hedged items for which hedge accounting has been discontinued.

Cash flow hedges
Cash flow hedges
in	2021	2020	2019
Interest rate products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	(314)	134	85
Gains/(losses) reclassified from AOCI into interest and dividend income	7	(70)	3
Foreign exchange products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	(9)	(33)	4
Trading revenues	0	(30)	(7)
Other revenues	0	0	(4)
Total other operating expenses	34	(2)	(16)
Gains/(losses) reclassified from AOCI into income	34	(32)	(27)
Gains/(losses) excluded from the assessment of effectiveness reported in trading revenues [1]	0	1	(20)
1 Related to the forward points of a foreign currency forward.

Net investment hedges
Net investment hedges
in	2021	2020	2019
Foreign exchange products (CHF million)
Gains/(losses) recognized in the cumulative translation adjustments section of AOCI	47	458	(138)
Gains/(losses) reclassified from the cumulative translation adjustments section of AOCI into other revenues	0	10	0

Credit protection sold/purchased
Credit protection sold/purchased
	2021							2020
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(60.2)	55.6		(4.6)	10.1		0.6	(52.5)	47.8		(4.7)	13.0		0.5
Non-investment grade	(31.5)	28.9		(2.6)	7.9		0.4	(28.5)	26.5		(2.0)	11.8		0.4
Total single-name instruments	(91.7)	84.5		(7.2)	18.0		1.0	(81.0)	74.3		(6.7)	24.8		0.9
of which sovereign	(13.5)	12.2		(1.3)	4.0		(0.1)	(12.5)	11.6		(0.9)	5.3		0.0
of which non-sovereign	(78.2)	72.3		(5.9)	14.0		1.1	(68.5)	62.7		(5.8)	19.5		0.9
Multi-name instruments (CHF billion)
Investment grade [2]	(102.9)	96.0		(6.9)	20.2		0.7	(99.5)	95.2		(4.3)	23.1		(0.7)
Non-investment grade	(35.7)	33.2		(2.5)	12.6	[3]	(0.5)	(24.3)	19.9		(4.4)	11.3	[3]	0.2
Total multi-name instruments	(138.6)	129.2		(9.4)	32.8		0.2	(123.8)	115.1		(8.7)	34.4		(0.5)
of which non-sovereign	(138.6)	129.2		(9.4)	32.8		0.2	(123.8)	115.1		(8.7)	34.4		(0.5)
Total instruments (CHF billion)
Investment grade [2]	(163.1)	151.6		(11.5)	30.3		1.3	(152.0)	143.0		(9.0)	36.1		(0.2)
Non-investment grade	(67.2)	62.1		(5.1)	20.5		(0.1)	(52.8)	46.4		(6.4)	23.1		0.6
Total instruments	(230.3)	213.7		(16.6)	50.8		1.2	(204.8)	189.4		(15.4)	59.2		0.4
of which sovereign	(13.5)	12.2		(1.3)	4.0		(0.1)	(12.5)	11.6		(0.9)	5.3		0.0
of which non-sovereign	(216.8)	201.5		(15.3)	46.8		1.3	(192.3)	177.8		(14.5)	53.9		0.4
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.

Contingent credit risk
Contingent credit risk
	2021				2020
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	2.3	0.0	0.3	2.6	3.0	0.0	0.4	3.4
Collateral posted	1.9	0.0	–	1.9	2.4	0.0	–	2.4
Impact of a one-notch downgrade event	0.1	0.0	0.0	0.1	0.0	0.0	0.0	0.0
Impact of a two-notch downgrade event	0.2	0.0	0.0	0.2	0.0	0.0	0.0	0.0
Impact of a three-notch downgrade event	0.7	0.0	0.1	0.8	0.5	0.0	0.2	0.7
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2021	2020
Credit derivatives (CHF billion)
Credit protection sold	230.3	204.8
Credit protection purchased	213.7	189.4
Other protection purchased	50.8	59.2
Other instruments [1]	12.0	14.4
Total credit derivatives	506.8	467.8
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2021 (CHF billion)
Single-name instruments	14.4	73.6	3.7	91.7
Multi-name instruments	39.9	88.3	10.4	138.6
Total instruments	54.3	161.9	14.1	230.3
2020 (CHF billion)
Single-name instruments	14.0	62.7	4.3	81.0
Multi-name instruments	29.6	82.6	11.6	123.8
Total instruments	43.6	145.3	15.9	204.8

Bank
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2021	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	1,736.0	0.9	0.9	0.0	0.0	0.0
Swaps	8,818.8	36.9	33.0	127.5	0.4	0.2
Options bought and sold (OTC)	779.0	11.5	10.9	0.0	0.0	0.0
Futures	144.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	71.6	0.1	0.0	0.0	0.0	0.0
Interest rate products	11,549.9	49.4	44.8	127.5	0.4	0.2
Forwards	1,052.9	7.6	8.2	21.1	0.1	0.1
Swaps	345.3	11.3	12.4	0.0	0.0	0.0
Options bought and sold (OTC)	174.9	2.0	2.2	0.0	0.0	0.0
Futures	10.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.6	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,585.0	20.9	22.8	21.1	0.1	0.1
Forwards	0.9	0.1	0.0	0.0	0.0	0.0
Swaps	94.7	1.4	2.6	0.0	0.0	0.0
Options bought and sold (OTC)	243.9	11.1	12.5	0.0	0.0	0.0
Futures	46.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	535.8	22.9	21.5	0.0	0.0	0.0
Equity/index-related products	921.6	35.5	36.6	0.0	0.0	0.0
Credit derivatives [2]	506.8	5.0	6.3	0.0	0.0	0.0
Forwards	9.9	0.2	0.1	0.0	0.0	0.0
Swaps	12.0	1.1	0.4	0.0	0.0	0.0
Options bought and sold (OTC)	11.1	0.2	0.1	0.0	0.0	0.0
Futures	11.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	9.2	0.1	0.1	0.0	0.0	0.0
Other products [3]	53.3	1.6	0.7	0.0	0.0	0.0
Total derivative instruments	14,616.6	112.4	111.2	148.6	0.5	0.3
The notional amount, PRV and NRV (trading and hedging) was CHF 14,765.2 billion, CHF 112.9 billion and CHF 111.5 billion, respectively, as of December 31, 2021.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading				Hedging			[1]
end of 2020	Notional amount		Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	5,221.5		2.7	2.8	0.0	0.0	0.0
Swaps	8,088.7		53.5	50.3	126.1	0.9	0.1
Options bought and sold (OTC)	968.6		18.2	18.0	0.0	0.0	0.0
Futures	186.5		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	90.9		0.5	0.6	0.0	0.0	0.0
Interest rate products	14,556.2	[2]	74.9	71.7	126.1	0.9	0.1
Forwards	928.4		10.1	11.8	13.9	0.1	0.1
Swaps	345.8		10.9	13.4	0.0	0.0	0.0
Options bought and sold (OTC)	185.9		3.4	3.7	0.0	0.0	0.0
Futures	8.8		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.0		0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,469.9	[2]	24.4	28.9	13.9	0.1	0.1
Forwards	1.0		0.0	0.3	0.0	0.0	0.0
Swaps	167.6		4.3	8.8	0.0	0.0	0.0
Options bought and sold (OTC)	218.3		14.9	10.0	0.0	0.0	0.0
Futures	23.5		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	454.0		20.0	20.7	0.0	0.0	0.0
Equity/index-related products	864.4		39.2	39.8	0.0	0.0	0.0
Credit derivatives [3]	467.8		4.9	6.0	0.0	0.0	0.0
Forwards	12.2		0.3	0.2	0.0	0.0	0.0
Swaps	9.8		1.1	0.5	0.0	0.0	0.0
Options bought and sold (OTC)	14.8		0.3	0.2	0.0	0.0	0.0
Futures	4.2		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	11.6		0.1	0.1	0.0	0.0	0.0
Other products [4]	52.6		1.8	1.0	0.0	0.0	0.0
Total derivative instruments	17,410.9	[2]	145.2	147.4	140.0	1.0	0.2
The notional amount, PRV and NRV (trading and hedging) was CHF 17,550.9 billion, CHF 146.2 billion and CHF 147.6 billion, respectively, as of December 31, 2020.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Prior period has been revised.
3 Primarily credit default swaps.
4 Primarily precious metals, commodity and energy products.

Fair value hedges
Gains or (losses) on fair value hedges
in	2021	2020	2019
Interest rate products (CHF million)
Hedged items [1]	1,523	(1,679)	(1,721)
Derivatives designated as hedging instruments [1]	(1,448)	1,564	1,550
The accrued interest on fair value hedges is recorded in net interest income and is excluded from this table.
1 Included in net interest income.
Hedged items in fair value hedges
	2021					2020
	Hedged items					Hedged items
end of	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]
Assets (CHF billion)
Investment securities	0.8	0.0		0.0		0.4	0.0		0.0
Net loans	16.6	(0.2)		0.2		20.5	0.2		0.5
Liabilities (CHF billion)
Long-term debt	65.6	(0.1)		0.8		65.8	1.9		0.8
1 Relates to the cumulative amount of fair value hedging adjustments included in the carrying amount.
2 Relates to the cumulative amount of fair value hedging adjustments remaining for any hedged items for which hedge accounting has been discontinued.

Cash flow hedges
Cash flow hedges
in	2021	2020	2019
Interest rate products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	(314)	134	85
Gains/(losses) reclassified from AOCI into interest and dividend income	7	(70)	3
Foreign exchange products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	(9)	(33)	(5)
Trading revenues	0	(30)	(7)
Other revenues	0	0	0
Total other operating expenses	34	(2)	(16)
Gains/(losses) reclassified from AOCI into income	34	(32)	(23)
Gains/(losses) excluded from the assessment of effectiveness reported in trading revenues [1]	0	1	(20)
1 Related to the forward points of a foreign currency forward.

Net investment hedges
Net investment hedges
in	2021	2020	2019
Foreign exchange products (CHF million)
Gains/(losses) recognized in the cumulative translation adjustments section of AOCI	51	451	(133)
Gains/(losses) reclassified from the cumulative translation adjustments section of AOCI into other revenues	0	10	0

Credit protection sold/purchased
Credit protection sold/purchased
	2021							2020
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(60.2)	55.6		(4.6)	10.1		0.6	(52.5)	47.8		(4.7)	13.0		0.5
Non-investment grade	(31.5)	28.9		(2.6)	7.9		0.4	(28.5)	26.5		(2.0)	11.8		0.4
Total single-name instruments	(91.7)	84.5		(7.2)	18.0		1.0	(81.0)	74.3		(6.7)	24.8		0.9
of which sovereign	(13.5)	12.2		(1.3)	4.0		(0.1)	(12.5)	11.6		(0.9)	5.3		0.0
of which non-sovereign	(78.2)	72.3		(5.9)	14.0		1.1	(68.5)	62.7		(5.8)	19.5		0.9
Multi-name instruments (CHF billion)
Investment grade [2]	(102.9)	96.0		(6.9)	20.2		0.7	(99.5)	95.2		(4.3)	23.1		(0.7)
Non-investment grade	(35.7)	33.2		(2.5)	12.6	[3]	(0.5)	(24.3)	19.9		(4.4)	11.3	[3]	0.2
Total multi-name instruments	(138.6)	129.2		(9.4)	32.8		0.2	(123.8)	115.1		(8.7)	34.4		(0.5)
of which non-sovereign	(138.6)	129.2		(9.4)	32.8		0.2	(123.8)	115.1		(8.7)	34.4		(0.5)
Total instruments (CHF billion)
Investment grade [2]	(163.1)	151.6		(11.5)	30.3		1.3	(152.0)	143.0		(9.0)	36.1		(0.2)
Non-investment grade	(67.2)	62.1		(5.1)	20.5		(0.1)	(52.8)	46.4		(6.4)	23.1		0.6
Total instruments	(230.3)	213.7		(16.6)	50.8		1.2	(204.8)	189.4		(15.4)	59.2		0.4
of which sovereign	(13.5)	12.2		(1.3)	4.0		(0.1)	(12.5)	11.6		(0.9)	5.3		0.0
of which non-sovereign	(216.8)	201.5		(15.3)	46.8		1.3	(192.3)	177.8		(14.5)	53.9		0.4
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.

Contingent credit risk
Contingent credit risk
	2021				2020
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	2.3	0.0	0.3	2.6	3.0	0.0	0.4	3.4
Collateral posted	1.9	0.0	–	1.9	2.4	0.0	–	2.4
Impact of a one-notch downgrade event	0.1	0.0	0.0	0.1	0.0	0.0	0.0	0.0
Impact of a two-notch downgrade event	0.2	0.0	0.0	0.2	0.0	0.0	0.0	0.0
Impact of a three-notch downgrade event	0.7	0.0	0.1	0.8	0.5	0.0	0.2	0.7
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2021	2020
Credit derivatives (CHF billion)
Credit protection sold	230.3	204.8
Credit protection purchased	213.7	189.4
Other protection purchased	50.8	59.2
Other instruments [1]	12.0	14.4
Total credit derivatives	506.8	467.8
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2021 (CHF billion)
Single-name instruments	14.4	73.6	3.7	91.7
Multi-name instruments	39.9	88.3	10.4	138.6
Total instruments	54.3	161.9	14.1	230.3
2020 (CHF billion)
Single-name instruments	14.0	62.7	4.3	81.0
Multi-name instruments	29.6	82.6	11.6	123.8
Total instruments	43.6	145.3	15.9	204.8